As filed with the Securities and Exchange Commission on March 1, 2021

Registration No. 333-148723

Registration No. 811-22172

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. (381)	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. (382)	☒

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b);
☐	On __________ pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

The Secure Investment Management (“SIM”) Funds

PROSPECTUS

February 28, 2021

SIM U.S. Managed Accumulation Fund Class Z Shares (SIMSX)	SIM Global Managed Accumulation Fund Class Z Shares (SIMGX)
SIM Income Fund Class Z Shares (SIMZX)

This prospectus describes the SIM Funds (the “Funds”). The SIM Funds are each authorized to offer one class of shares by this prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY – SIM U.S. Managed Accumulation Fund

Investment Objective

The SIM U.S. Managed Accumulation Fund (the “Fund”) seeks as a primary objective to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Administration Services Fee	0.25%
Other Expenses(1)	1.25%
Acquired Fund Fees and Expenses(1)	0.16%
Total Annual Fund Operating Expenses(2)	2.31%
Fee Waivers and/or Expense Reimbursements	(0.65)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.66%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(2)	Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.

1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Z	$169	$659	$1,176	$2,596

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet completed a fiscal period as of the date of this prospectus, no portfolio turnover rate is available.

Principal Investment Strategies

The Fund operates as a “fund of funds.” The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies including exchange-traded funds (“ETFs”) (“Underlying Funds”). The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of Underlying Funds that, by the terms of their prospectuses, focus on making investments in issuers that are either based, operated or primarily operated in the U.S. or listed on a U.S. exchange or marketplace. The Fund will generally invest approximately 75% of its net assets in Underlying Funds that are advised by Dimensional Fund Advisors LP and that provide the requisite portfolio exposure to specific investment factors.

The Adviser will select Underlying Funds managed by Dimensional Funds Advisors LP which offer moderate investment weight towards small capitalization companies, value companies, and high profitability companies. In determining the specific Underlying Funds into which the Adviser will invest the Fund’s assets, the Adviser will consider the investment focus of the Underlying Funds, including whether the Underlying Funds focus on market capitalizations, growth versus value biases, and other relevant measures of profitability. The Adviser generally believes Underlying Funds that focus on small capitalization, value, and high profitability companies may offer greater long-term expected returns over each factor’s counterpart.

2

The Fund is focused on capital preservation and reducing volatility, in particular downside volatility. To reduce volatility, the Adviser will invest a portion of the Fund’s assets in Underlying Funds that focus on low volatility equity securities. This exposure to low volatility equity securities may cause the Fund to underperform the benchmark during market up cycles, but should cause the Fund to outperform the benchmark during downside corrections. Over the long-term, it is expected that this exposure to low volatility equity securities, and resulting reduction in downside volatility, should increase the long-term outperformance versus the benchmark. In abnormal circumstances, for example when a combination of market valuation metrics and economic conditions have historically resulted in below average long-term equity returns, the Fund will reduce its indirect exposure to these low volatility equity securities. The Funds preference is to avoid speculative environments.

Under normal market conditions, and as part of the Adviser’s strategy to manage the Fund’s volatility relative to the S&P 500® Index, the Fund will generally invest the remaining 25% of its net assets in Underlying Funds that:

(i) either invest substantially all of their assets in equity securities that target lower absolute volatility relative to the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities; or

(ii) invest substantially all of their assets within a risk control methodology of increasing or decreasing cash weight based on whether current volatility measures are above or below long-term volatility measures of the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities.

Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

The Underlying Funds are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying Fund seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s Financial Services LLC, the Center for Research in Securities Prices, FTSE Group, or Bloomberg Barclays) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund generally holds the same stocks as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

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For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum and a variety of market sectors (i.e., healthcare, financial, technology, among others) of investment options for the Fund within the Fund’s investment parameters. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

4

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may not track its target index closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investment Factor Risk. To the extent the Fund invests in Underlying Funds that, in turn, invest in issuers representing a limited number of investment factors (e.g., focusing on large cap issuers vs. small cap issuers, focusing on value opportunities vs. growth opportunities, etc.), the Fund will be more susceptible to negative events affecting those investment factors, and the value of its shares may be more volatile than if the Fund, investing through the Underlying Funds, invested more widely.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Additionally, the Adviser may not be successful in reducing the volatility of the Fund’s overall portfolio given the allocation of the Fund’s assets, as well as because of the particular mix of Underlying Funds chosen by the Adviser to reduce volatility.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

5

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

New Fund Risk. The Fund is a new mutual fund and has only recently commenced operations.

Performance History

The Fund has only recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

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Investment Adviser

Secure Investment Management, LLC is the investment adviser to the Fund.

Portfolio Manager

Joshua D. Mellberg, Managing Member and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on December 29, 2020.

Tim Keefe, CFA, [_______] of the Adviser, has served as a portfolio manager to the Fund since March 1, 2021.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Fund toll free at 888-568-2341. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $500 for Class Z Shares. Subsequent investments must be in amounts of $500 or more for Class Z Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

7

FUND SUMMARY – SIM Global Managed Accumulation Fund

Investment Objective

The SIM Global Managed Accumulation Fund (the “Fund”) seeks as a primary objective to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Administrative Services Fee	0.25%
Other Expenses(1)	1.25%
Acquired Fund Fees and Expenses(1)	0.24%
Total Annual Fund Operating Expenses(2)	2.39%
Fee Waivers and/or Expense Reimbursements	(0.65)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.74%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(2)	Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.

8

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Z	$177	$683	$1,217	$2,677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet completed a fiscal period as of the date of this prospectus, no portfolio turnover rate is available.

Principal Investment Strategies

The Fund operates as a “fund of funds.” The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies including exchange-traded funds (“ETFs”) (“Underlying Funds”). The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

Under normal circumstances, the Fund invests approximately 75% of its net assets in Underlying Funds that are advised by Dimensional Fund Advisors LP and that, in turn, the Adviser believes establish a globally diversified equity investment portfolio. Based on the aggregated market capitalizations of broad-based indices that measure the US, International (i.e., non-US) and Emerging Markets, the Adviser will construct the Fund’s portfolio generally to allocate the Fund’s assets proportionally among Underlying Funds that, based on the terms of their prospectuses focus on US, International (i.e., non-US), and Emerging Markets.

The Adviser will select Underlying Funds managed by Dimensional Funds Advisors LP which offer moderate investment weight towards small capitalization companies, value companies, and high profitability companies. In determining the specific Underlying Funds into which the Adviser will invest the Fund’s assets, the Adviser will consider the investment focus of the Underlying Funds, including whether the Underlying Funds focus on market capitalizations, growth versus value biases, and other relevant measures of profitability. The Adviser generally believes Underlying Funds that focus on small capitalization, value, and high profitability companies may offer greater long-term expected returns over each factor’s counterpart.

9

Under normal circumstances, the Fund will invest in Underlying Funds that by the terms of their prospectuses invest in, and/or provide exposure to, several countries which may include the U.S., although the Fund generally will attempt to invest at least 40% of its net assets in Underlying Funds that invest in the securities of issuers based, primarily operated and/or listed outside of the U.S. These Underlying Funds may include investments in emerging markets countries.

The Fund is focused on capital preservation and reducing volatility, in particular downside volatility. To reduce volatility, the Adviser will invest a portion of the Fund’s assets in Underlying Funds that focus on low volatility equity securities. This exposure to low volatility equity securities may cause the Fund to underperform the benchmark during market up cycles, but should cause the Fund to outperform the benchmark during downside corrections. Over the long-term, it is expected that this exposure to low volatility equity securities, and resulting reduction in downside volatility, should increase the long-term outperformance versus the benchmark. In abnormal circumstances, for example when a combination of market valuation metrics and economic conditions have historically resulted in below average long-term equity returns, the Fund will reduce its indirect exposure to these low volatility equity securities. The Funds preference is to avoid speculative environments.

Under normal market conditions, and as part of the Adviser’s strategy to manage the Fund’s volatility relative to the broader global markets, the Fund will generally invest the remaining 25% of its net assets in Underlying Funds that:

(i) either invest substantially all of their assets in equity securities that target lower absolute volatility relative to the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities; or

(ii) invest substantially all of their assets within a risk control methodology of increasing or decreasing cash weight based on whether current volatility measures are above or below long-term volatility measures of the underlying assets class, which will be the S&P 500® Index and/or U.S. large cap equities.

Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

10

The Underlying Funds are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying Fund seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s Financial Services LLC, the Center for Research in Securities Prices, FTSE Group, or Bloomberg Barclays) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund generally holds the same stocks as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum (meaning domestic, international, emerging markets and a variety of market sectors (i.e., healthcare, financial, technology, among others)) of investment options for the Fund. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

11

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may not track its target index closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investment Factor Risk. To the extent the Fund invests in Underlying Funds that, in turn, invest in issuers representing a limited number of investment factors (e.g., focusing on large cap issuers vs. small cap issuers, focusing on value opportunities vs. growth opportunities, etc.), the Fund will be more susceptible to negative events affecting those investment factors, and the value of its shares may be more volatile than if the Fund, investing through the Underlying Funds, invested more widely.

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Foreign Securities Risk. To the extent the Fund invests in Underlying Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Additionally, the Adviser may not be successful in reducing the volatility of the Fund’s overall portfolio given the allocation of the Fund’s assets, as well as because of the particular mix of Underlying Funds chosen by the Adviser to reduce volatility.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses, may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

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If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses for the Underlying Fund and indirectly for the Fund.

New Fund Risk. The Fund is a new mutual fund and has only recently commenced operations.

Performance History

The Fund has only recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Investment Adviser

Secure Investment Management, LLC is the investment adviser to the Fund.

Portfolio Manager

Joshua D. Mellberg, Managing Member and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on December 29, 2020.

Tim Keefe, CFA, [_________] of the Adviser, has served as a portfolio manager to the Fund since March 1, 2021.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Fund toll free at 888-568-2341. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $500 for Class Z Shares. Subsequent investments must be in amounts of $500 or more for Class Z Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

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Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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FUND SUMMARY – SIM Income Fund

Investment Objective

The SIM Income Fund (the “Fund”) seeks to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.65%
Distribution (12b-1) and Service Fees	None
Administrative Services Fee	0.25%
Other Expenses	4.12%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses(1)	5.21%
Fee Waivers and/or Expense Reimbursements(1)(2)	(3.52%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)(2)	1.69%

(1)	Management Fee, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) have been restated to reflect current fees.

(2)	Effective March 1, 2021, Secure Investment Management, LLC (the “Adviser”) has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to February 28, 2022 without the written consent of both the Board of Trustees and the Adviser.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Z	$172	$1,246	$2,316	$4,970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended October 31, 2020, the Fund’s portfolio turnover rate was 68.94% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “fund of funds.” As a result, the Fund pursues its investment objective by investing in other investment companies including exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that are advised by Dimensional Fund Advisors LP and that, in turn, invest in short-duration fixed income securities. The Adviser will attempt to construct the Fund’s portfolio with Underlying Funds that emphasize managing interest rate sensitivity risks, minimize drawdowns and overall investment risk, and deliver consistent returns. The ability of the Fund to meet its investment objective is contingent on the ability of the Underlying Funds to meet their investment objectives.

The Fund will invest in Underlying Funds that invest in a combination of debt securities, including inflation-protected securities, and derivative instruments. The fixed income securities in which the Underlying Funds will invest will generally be considered investment grade at the time of purchase. The Underlying Funds may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Underlying Funds may also invest a significant portion of their assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities. The Underlying Funds may also purchase derivative instruments or engage in transactions in derivative transactions.

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The Adviser will assess the Fund’s allocation in Underlying Funds on an on-going basis to ensure continued alignment of Underlying Fund investment policies with that of the Fund. The Adviser targets maintaining low turnover; however, turnover may increase at any time if the Adviser deems it necessary for the Fund’s objective. The Fund may engage in active trading of securities which can increase transaction costs (thus lowering overall performance).

Derivative instruments/transactions in which the Underlying Funds may invest include swaps, futures contracts and options on futures contracts. The Underlying Funds will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Underlying Funds may use forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Underlying Funds may also lend their portfolio securities to generate additional income.

The Adviser may sell an Underlying Fund for a variety of reasons, such as to invest in another security believed to offer superior investment opportunities.

For purposes of complying with the Fund’s investment policies, the Adviser will identify Underlying Funds in which to invest by reference to such Underlying Funds’ investment policies at the time of investment. An Underlying Fund that changes its investment policies subsequent to the time of the Fund’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying Funds or replace or eliminate existing Underlying Funds without notice or shareholder approval. The Underlying Funds have been selected to represent what the Adviser believes to be a reasonable spectrum (meaning domestic, international, emerging markets and a variety of market sectors (i.e., healthcare, financial, technology, among others)) of investment options for the Fund. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Fund) as deemed appropriate by the Adviser.

Underlying Funds in which the Fund invests may invest in derivative instruments.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

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Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives.

The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Foreign Securities Risk. To the extent the Fund invests in Underlying Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Volatility Risk. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Securities Lending Risk. To the extent the Fund invests in Underlying Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

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Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Underlying Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. An Underlying Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

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If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest Rate Risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows; and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment Risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity Risk. This is the risk that assets held by an Underlying Fund in which the Fund invests may not be liquid.

Credit Risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market Risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation Risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

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Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free 888-568-2341.

During the periods shown in the bar chart, the Class Z shares’ highest return for a calendar quarter was 2.00% (quarter ending 3/31/2019) and the Class Z shares’ lowest return for a calendar quarter was -2.71% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class Z shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Average Annual Total Return as of December 31, 2020

SIM Income Fund – Class Z Shares	1 Year	Since Inception (12/21/2018)
Return Before Taxes	-1.36%	1.46%
Return After Taxes on Distributions	-1.36%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	-0.80%	1.02%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.49%	8.23%

Investment Adviser

Secure Investment Management, LLC is the investment adviser to the Fund.

Portfolio Manager

Joshua D. Mellberg, Managing Member and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on December 21, 2018.

Tim Keefe, CFA, [_________] of the Adviser, has served as a portfolio manager to the Fund since March 1, 2021.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Fund toll free at 888-568-2341. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $500 for Class Z Shares. Subsequent investments must be in amounts of $500 or more for Class Z Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The primary investment objective of each of the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund is to achieve long term capital appreciation.

The primary investment objective of the SIM Income Fund is to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above-mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”. References herein to “the Fund” are to any one of the Funds generally.

The SIM Funds were designed to provide investors with the ease and efficiency of investing in the funds advised by Dimensional Fund Advisors LP (the “DFA Funds”). The Adviser of the SIM Funds determines the selection of the Underlying Funds and the asset allocations. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of the SIM Funds are continually monitored and rebalanced back to the original allocation.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in each of the Funds. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be indirectly subject to the risks described in this section of the prospectus.

All Funds

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. With respect to the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund only, the growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

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Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear their proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the funds). The ability of the Fund to meet its investment objectives is affected by the ability of the Underlying Funds to meet their investment objectives. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds.

In addition to the brokerage costs associated with the Fund’s purchase and sale of Underlying Funds, those Underlying Funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Funds, in addition to Fund expenses. An investment in the Fund will generally have higher expenses than investing directly in an Underlying Fund.

Portfolio Turnover Risk. The Fund and the Underlying Funds may engage in active trading, resulting in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Foreign Securities Risk. With respect to the SIM Global Managed Accumulation Fund and the SIM Income Fund, to the extent the Funds invests in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. With respect to the SIM Global Managed Accumulation Fund and the SIM Income Fund only, to the extent that the Fund invests in Underlying Funds that invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

SIM U.S. Managed Accumulation Fund and SIM Global Managed Accumulation Fund

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may not track its target index closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Investment Factor Risk. To the extent the Fund invests in Underlying Funds that, in turn, invest in issuers representing a limited number of investment factors (e.g., focusing on large cap issuers vs. small cap issuers, focusing on value opportunities vs. growth opportunities, etc.), the Fund will be more susceptible to negative events affecting those investment factors, and the value of its shares may be more volatile than if the Fund, investing through the Underlying Funds, invested more widely.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Underlying Funds, and in turn the Fund, to underperform investments that focus on small- or medium-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-cap companies, the Fund will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

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Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Fund’s portfolio may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses.

If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Fund’s performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Funds and indirectly to the Fund.

New Fund Risk. The Fund has only recently commenced operations. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

SIM Income Fund

Volatility Risk. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

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Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Funds may be required to invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Funds for any particular period.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee that the use of these instruments by the Underlying Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices and index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Fund and indirectly to the Fund.

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Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest Rate Risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows; and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment Risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity Risk. This is the risk that assets held by Underlying Funds in which the Funds invest may not be liquid.

Credit Risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market Risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation Risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

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Other Risk Considerations

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Funds’ investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent a Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

In the past, governmental and quasi-governmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Funds’ investments.

The outbreak could also impair the information technology and other operational systems upon which the Funds’ service providers rely and could otherwise disrupt the ability of employees of the Funds’ service providers to perform critical tasks relating to the Funds. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited. The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Funds take such a position, they may not achieve their investment objectives.

MANAGEMENT

The Investment Adviser. Secure Investment Management, LLC (the “Adviser”) 3067 W. Ina Rd., Ste. 125, Tucson, AZ 85741, serves as investment adviser to each Fund. The Adviser is controlled by Joshua D. Mellberg. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages the SIM Funds, as well as separate accounts for its clients. As of January 31, 2021, the Adviser had approximately $[62] million in assets under management.

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The Adviser also furnishes each Fund with office space and certain administrative services.

For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, expressed as a percentage of each Fund’s average daily net assets, at the following rates:

Fund	Management Fee
SIM U.S. Managed Accumulation Fund	0.65%
SIM Global Managed Accumulation Fund	0.65%
SIM Income Fund	0.65%

The Adviser has agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to the following annual rates expressed as percentage of average daily net assets of each Fund:

Fund	Expense Limit
SIM U.S. Managed Accumulation Fund	1.50%
SIM Global Managed Accumulation Fund	1.50%
SIM Income Fund	1.50%

Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date such waiver and/or reimbursement was made, provided that the applicable Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to February 28, 2022, except pursuant to mutual consent between the Funds’ Board of Trustees and the Adviser or in the event that the advisory agreement is terminated.

A discussion regarding the basis for the Board of Trustees renewal of the investment advisory agreement for the SIM Income Fund is available in the Fund’s annual report for the year ended October 31, 2020. A discussion regarding the basis for the Board of Trustees renewal of the investment advisory agreement for the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund will be available in the Funds’ semi-annual report for the period ended April 30, 2021, once that report is produced.

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The Portfolio Manager

The Funds are managed on a day-to-day basis by Joshua D. Mellberg and Tim Keefe.

Mr. Mellberg is the President and Founder of the Adviser and its affiliate, JD Mellberg Financial. Mr. Mellberg first established the registered investment advisor firm in August 2006 as Joshua David Mellberg, LLC, and reorganized in 2012 as Secure Investment Management, LLC. He has provided investment advisory services since establishment.

Mr. Keefe is [___________ of the Adviser. [insert business experience for the past 5 years]

The Statement of Additional Information (the “SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Administrative Services Agreement

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the “ASA”) with the Adviser. Pursuant to the ASA, each Fund will pay the Adviser 0.25% on an annualized basis of average daily net assets. For this fee, the Adviser will provide a variety of services, such as: 1) assisting customers with processing shareholder orders; 2) answering questions and handling correspondence for individual accounts; 3) meeting periodically with customers to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and 4) assisting the coordination and provision of services to the Funds by the Funds’ other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Advisory Agreement.

Other Expenses

In addition to the investment advisory fees, each Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its administrator, transfer agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR, and were previously available in reports on Form N-Q, filed with the Securities and Exchange Commission (the “SEC”).

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HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Funds’ principal underwriter (the “Distributor”) to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888-568-2341. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for Class Z shares is $500. Subsequent investments must be in amounts of $500 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Small Account Balances. If the value of your account falls below the minimum account balance of $500, the Fund may ask you to increase your balance. If the account value is still below this balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions & Taxes” below.

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Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

➢	Name;

➢	Date of birth (for individuals);

➢	Residential or business street address (although post office boxes are still permitted for mailing); and

➢	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888-568-2341 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888-568-2341 or the Transfer Agent at (800) 628-4077.

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Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888-568-2341 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, as instructed by check, wire or automated clearing house (ACH) but no later than the seventh day following the receipt of the request in proper order. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances, you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated. If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Funds typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Funds typically expect to mail the check within two business days; and (ii) for payment by wire or ACH, the Funds typically expect to process the payment within two business days. Payment of redemption proceeds may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as permitted by the SEC, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by selling portfolio assets. In addition, if the applicable Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

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If you sell your shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

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Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein a Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

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Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888-568-2341.

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General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gain.

Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and taxable distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds’ distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 24% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

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Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus (COVID-19) is affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Class Z shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

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Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities included in the NASDAQ National Market System, the NASDAQ Official Closing Price is used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

Fair Value Pricing

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds currently offer investors only one class of shares – Class Z shares. Class Z shares are offered with no front-end or contingent deferred sales charge, no 12b-1 fees, and no shareholder services fees.

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts may be limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

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If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

Because the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund have only recently commenced operations as of the date hereof, no financial highlights are available for these two Funds. In the future, financial highlights for these two Funds will be presented in this section of the prospectus.

The following financial highlights table for the SIM Income Fund is intended to help you understand the Fund’s financial performance for the periods presented. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in shares of the SIM Income Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, the SIM Income Fund’s independent registered public accounting firm, whose unqualified report thereon, along with the SIM Income Fund’s financial statements, are included in the Fund’s Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the SAI. The Annual Report and the SAI are available at no cost from the SIM Income Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

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SIM INCOME FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$10.46	$10.00
Investment activities
Net investment income (loss)(A)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.17)	0.49
Total from investment activities	(0.21)	0.46
Distributions
Net investment income	(0.07)	—
Net realized gains	(0.05)	—
Total distributions	(0.12)	—
Net asset value, end of period	$10.13	$10.46
Total Return**	(2.03%)	4.60%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	4.12%	6.30%
Expenses net of fee waiver and reimbursements	2.15%	2.15%
Net investment income (loss)(C)	(0.39%)	(0.35%)
Portfolio turnover rate**	68.94%	129.87%
Net assets, end of period (000’s)	$8,386	$4,250

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

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FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated February 28, 2021, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 888-568-2341, by e-mail at: mail@ccofva.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-22172)

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STATEMENT OF ADDITIONAL INFORMATION

Dated February 28, 2021

The Secure Investment Management (“SIM”) Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

888-568-2341

SIM U.S. Managed Accumulation Fund

Class Z Shares (SIMSX)

SIM Global Managed Accumulation Fund

Class Z Shares (SIMGX)

SIM Income Fund

Class Z Shares (SIMZX)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the SIM Funds dated February 28, 2021 as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. You may obtain the prospectus, the SAI and the Annual and Semi-Annual Reports (once available) of the SIM Funds, free of charge, by writing to World Funds Trust (the “Trust”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling 888-568-2341.

SIM U.S. Managed Accumulation Fund

SIM Global Managed Accumulation Fund

SIM Income Fund

(collectively, the “SIM Funds”)

Investment Adviser:

Secure Investment Management, LLC

3067 W. Ina Rd., Ste. 125

Tucson, AZ 85741

THE TRUST

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds of the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

The Funds. This SAI relates to the SIM U.S. Managed Accumulation Fund, SIM Global Managed Accumulation Fund and SIM Income Fund (each a “Fund” or “SIM Fund” and collectively, the “Funds” or the “SIM Funds”), and it should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof. Secure Investment Management, LLC (the “Adviser”) is the investment adviser to each of the SIM Funds.

The SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund commenced operations on December 29, 2020. The SIM Income Fund commenced operations on December 21, 2018.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. The Funds are “diversified” series as that term is defined in the Internal Revenue Code of 1986, as amended (the “Code”). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for each Fund’s portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

Because the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund have not yet completed a fiscal period as of the date of this SAI, no portfolio turnover rate is available. The portfolio turnover rate of the SIM Income Fund was 68.94% for the fiscal year ended October 31, 2020 and 129.87% for the Fund’s initial fiscal period from December 21, 2018 to October 31, 2019.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs. The Funds will implement their respective investment strategies exclusively by investing in other investment companies and ETFs (defined below) (collectively “Underlying Funds”). In that regard, certain of the descriptions of the investments or techniques set forth below reflect that the investments and techniques are occurring indirectly through investments in Underlying Funds.

Equity Securities. The Underlying Funds in which the Funds invest may primarily hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

Securities of Other Investment Companies. Each Fund’s investments in Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the Underlying Fund. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. However, many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) to permit unaffiliated funds to invest in the ETFs’ shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. In the alternative, the Funds intends to rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by The Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above. On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which became effective January 19, 2021. Subject to certain conditions, Rule 12d1-4 provides an exemption to permit acquiring funds relying on the Rule to invest in other investment companies, including ETFs, in excess of the limits of section 12(d)(1), including those described above.

Exchange-Traded Funds (“ETFs”). The Funds may invest in ETFs. An ETF is an investment company whose goal generally is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETFs also have risks and costs that are similar to publicly-traded companies. The goal of many ETFs is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of such ETFs. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s NAV. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for each Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than a Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Common Stocks. The Underlying Funds in which the Funds invest may invest in common stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stock. The Underlying Funds in which the Funds invest may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend.

Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates.

Convertible Securities. The Underlying Funds in which the Funds invest may invest in convertible securities and considers such securities to be “equity securities” for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Warrants. The Underlying Funds in which the Funds invest may invest in warrants. A warrant gives the right to buy a stock and specifies the amount of the underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Illiquid Securities. The Funds may hold up to 15% of their net assets in illiquid securities. For this purpose, the term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Fixed Income Securities. The Underlying Funds in which the Funds invest may hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

1.	Corporate Debt Securities. Corporate debt securities include bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts and equipment trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Underlying funds may invest in investment grade or below investment grade debt securities. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

2.	High Yield Debt Securities (“Junk Bonds”). Investments in junk bonds are more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the underlying fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the underlying fund’s asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, an underlying fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the underlying fund’s assets.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on an underlying fund’s ability to accurately value high yield securities and the fund’s assets and on the fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events.

3.	U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (“FNMA”) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

4.	Zero Coupon and Pay-in-Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

The Federal Reserve creates Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest.

Foreign Securities. The Funds may invest in Underlying Funds that hold a portfolio of foreign securities. To the extent that a Fund has exposure to foreign equity or fixed income securities, it will be subject to certain considerations and risks that are not typically associated with investing in Underlying Funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

Emerging Markets Securities. To the extent a Fund invests in Underlying Funds that invest in emerging markets securities it will be subject to additional risks. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Options. The Underlying Funds in which the Funds invest may enter into option transactions. The Underlying Funds may mainly purchase and sell options on securities indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market. The use of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Because certain derivatives may be viewed as creating leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and a Fund or Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require a Fund or Underlying Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s NAV being more sensitive to changes in the value of the related investment.

Futures Contracts. The Funds may invest in Underlying Funds that may purchase and sell futures contracts to hedge against changes in prices. The Underlying Funds may utilize Treasury futures to hedge against interest rate risk and inflation risk.

The Underlying Funds may engage in futures transactions for speculative or hedging purposes. The Underlying Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. Writing a call option on a futures contract is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Underlying Funds are entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When an Underlying Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be segregated on the books and records of the Underlying Fund to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When an Underlying Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When futures and options on futures are used as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Underlying Funds’ portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, an investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Underlying Funds may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A fund’s ability to establish and close out futures and options positions depends on this secondary market. These Underlying Funds are being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Underlying Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

Cash Equivalents. The Funds may invest in Underlying Funds that invest in cash and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. These short-term fixed-income securities are described below:

1.       Repurchase Agreements. Repurchase agreements are agreements by which a fund purchases a security and obtain a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Adviser. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a fund’s limit on illiquid securities. When a fund enters into a repurchase agreement it may lose money if the other party defaults on its obligation and the fund is delayed or prevented from disposing of the collateral. A loss may be incurred if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

2.       Bank Obligations. Bank obligations include banker’s acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the respective Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the respective Fund’s total assets at the time of purchase.

3.       Commercial Paper. The Funds may invest in Underlying Funds that hold commercial paper. Commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Underlying Funds may acquire unrated commercial paper and corporate bonds.

4.       Investment Company Securities. (See Above). Each Fund may invest in Underlying Funds such as money market funds and short-term bond funds.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Funds’ investments, including impairing hedging activity to the extent a Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent a Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Funds’ investments.

The outbreak could also impair the information technology and other operational systems upon which the Funds’ service providers rely and could otherwise disrupt the ability of employees of the Funds’ service providers to perform critical tasks relating to the Funds. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.	May not underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing and circumstances where the Funds are required to “cover” their positions, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares (the Funds are series of the Trust) and to divide those series into separate classes. Each Fund currently offers one class of shares – Class Z. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Adviser. Secure Investment Management, LLC (the “Adviser”), 3067 W. Ina Rd., Ste. 125, Tucson, Arizona 85741, is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a limited liability company and was organized in September 2012. As of January 31, 2021, the Adviser had approximately $xx million in assets under management. The Adviser is controlled by Mr. Joshua D. Mellberg.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.

For its services with respect to each of the Funds, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at the rate of 0.65%. The SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund have only recently commenced operations as of the date of this SAI. The Adviser waived and received fees for investment advisory services and reimbursed expenses to the SIM Income Fund for the fiscal year ended October 31, 2020 as follows:

SIM Fund:	Gross Advisory Fee	Waiver	Expenses Reimbursed	Net Advisory Fee
Income Fund	$49,477	($49,477)	$80,569	$0

The Adviser retains the right to use the name “Secure Investment Management” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Secure Investment Management” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the “ASA”) with the Adviser. Pursuant to the ASA, the Adviser will receive from each Fund 0.25% on an annualized basis of the Fund’s average daily net assets. The Adviser will provide a variety of services, such as: (1) assisting customers with processing shareholder orders; (2) answering questions and handling correspondence for individual accounts; (3) meeting periodically with customers to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and (4) assisting the coordination and provision of services to the Funds by the Funds’ other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Advisory Agreement.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to limit the total expenses of each Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) at the following annual rates expressed as a percentage of the average daily net assets of each Fund:

SIM Fund:	Expense Limit
U.S. Managed Accumulation Fund	1.50%
Global Managed Accumulation Fund	1.50%
Income Fund	1.50%

Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date such waiver and/or reimbursement was made, provided that the applicable Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable fee waivers and reimbursements for the SIM Income Fund and their expiration date as of October 31, 2020 are as follows:

	Recoverable Reimbursements
SIM Fund:	Expiration Date: 2022	Expiration Date: 2023
Income Fund	$124,396	$130,046

The Adviser may not terminate these contractual arrangements prior to February 28, 2022 except pursuant to mutual consent between the Trust’s Board of Trustees and the Adviser or in the event that the advisory agreement is terminated.

PORTFOLIO MANAGERS

Portfolio Manager. As described in the prospectus, Mr. Joshua D. Mellberg and Mr. Tim Keefe serve as the Portfolio Managers responsible for the day-to-day investment management of the Funds. This section includes information about the Portfolio Managers, including information about other accounts managed, the dollar range of Fund shares owned, and compensation.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2020.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Joshua D. Mellberg	0	0	0	0	0	0	0
Tim Keefe	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Conflicts of Interests. The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for his services as Portfolio Manager. The Portfolio Managers receive a salary from the Adviser. In addition to base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser.

Fund Shares Owned by the Portfolio Manager. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Funds as of October 31, 2020.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities
Joshua D. Mellberg	Income Fund	$1 - $10,000
Tim Keefe	[ ]	[ ]

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”, the “Administrator” or the “Transfer Agent”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the NAV per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the fiscal year ended October 31, 2020:

SIM Fund:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
Income Fund	$22,155	$29,067	$39,083

Custodian. Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the “Delegate”) to perform certain functions with respect to the custody of the Funds’ assets outside of the United States of America. The Delegate shall place and maintain the Funds’ assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Funds’ assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. First Dominion Capital Corp. (“FDCC” or the “Distributor”), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of shares. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of each Fund’s shares is continuous.

The Distributor receives no compensation as a result of the sale of each Fund’s shares.

Legal Counsel. Practus LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, Tait, Weller & Baker LLP, audits the Funds’ annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust’s tax returns. Tait, Weller & Baker LLP is located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102.

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant since 1996 and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTOR- SHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	26	Independent Trustee for the six series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), since 2008.	26	Independent Trustee for the six series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	26

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the six series of that Trust (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment management compliance and consulting) since March 2007.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus, LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the period ended October 31, 2020, the Audit Committee met seven times.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the period ended October 31, 2020, the Nominating and Corporate Governance Committee met once.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis for the period ended October 31, 2020, the Valuation Committee did not meet.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the period ended October, 2020, the Qualified Legal Compliance Committee did not meet.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Each Trustee receives a retainer fee at the annualized rate of $60,000, paid quarterly. Additionally, each Trustee receives a fee of $2,500 per special meeting attended. Compensation received from the Trust for the year ended October 31, 2020 is as follows:

Name of Person / Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees(1)(2)
David J. Urban, Trustee	$2,828	$0	$0	$2,828
Mary Lou H. Ivey, Trustee	$2,828	$0	$0	$2,828
Theo H. Pitt, Jr., Trustee	$2,828	$0	$0	$2,828

(1) Company does not pay deferred compensation.

(2) The “Fund Complex” consists of the Funds.

Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2020, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. The Funds currently offer Class Z Shares. No front-end or deferred sales charges are applied to the purchase of Z Shares.

Proxy Voting Policies. The Trust is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders. The Board has delegated to Adviser the responsibility for decisions regarding proxy voting for securities held by the Funds. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board. The proxy voting policy for the Trust can be found in Appendix A and the proxy voting policy of the Adviser can be found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 800-673-0550; and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

The SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund have not commenced operations as of the date hereof. The SIM Income Fund commenced operations on December 21, 2018.

As of January 31, 2021, the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds.

Names and Addresses	Percent of Class	Type of Ownership
SIM Income Fund
National Financial Services LLC/FEBO Our Customers Attn: Mutual Funds Dept, 4th Floor 499 Washington Blvd Jersey City, NJ 07310	95.81%	Record
SIM Global Managed Accumulation Fund
J. Mellberg 3067 N Ina Rd Tucson, AZ 85741	100.00%	Record
SIM US Managed Accumulation Fund
J. Mellberg 3067 N Ina Rd Tucson, AZ 85741	100.00%	Record

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds are generally provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of a Fund’s shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Funds may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its NAV. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund’s general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at the NAV of the Fund next computed after your request for exchange is received in proper form. See below for additional information on the Funds’ Exchange Privilege.

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper form, less any applicable deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper form. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Funds are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Funds or their shareholders, pay a solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary).

SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions. A shareholder may redeem shares or transfer into another Fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

Automatic Investment Plan. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans. Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1.       Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Funds as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.       Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at 800-673-0550. Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, shareholders may exchange their shares for shares of any other series of the Trust managed by the Adviser, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as RICs under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “90% Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test as long as such failure was due to reasonable cause and not willful neglect it is no longer subject to a corporate level tax. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as a RIC and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of Capital Gain Dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fail to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Funds failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares, such as exchanges, of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds are properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2013, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Funds may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds a Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Funds that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Funds that recognize “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The ETFs in which the Funds invest may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Funds invest is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Funds, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Funds satisfy this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Funds should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Funds invest in an underlying fund that pays such distributions to the Funds, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to foreign persons.

The Funds are permitted to report such part of their dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or real estate investment trust (“REIT”) that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of a Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2013. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Possible Tax Law Changes. At the time that this SAI is being prepared, the coronavirus (COVID-19) is affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year. The SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund are newly formed and have not completed their initial fiscal period as of the date of this SAI. As of October 31, 2020, the SIM Income Fund did not hold any securities of its regular brokers and dealers.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

The aggregate amount of brokerage commissions paid for the SIM Income Fund for the fiscal year ended October 31, 2020 and the Fund’s initial fiscal period from December 21, 2018 to October 31, 2019 are shown in the table below.

SIM Income Fund:	Brokerage Commissions Paid
2020 Fiscal Year	$1,147
2019 Fiscal Period	$1,140

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each series of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Fund and the Funds’ shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to publicly file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants, and other service providers assisting with materials utilized in the Board’s 15c processes that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.	to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third-party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are authorized to issue one class of shares: Class Z Shares which have no front-end or deferred sales charges, no 12b-1 fee, and no service fee.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 888-568-2341 or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235; and (2) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

The Annual Report of the SIM Income Fund for the fiscal year ended October 31, 2020 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the SIM Income Fund included in the Annual Report have been audited by the Funds’ independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. You may request a copy of the annual and semi-annual reports for the Funds, once available, at no charge by contacting the Funds directly at:

The SIM Funds

c/o World Funds Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 888-568-2341

Because the SIM U.S. Managed Accumulation Fund and SIM Global Managed Accumulation Fund have only recently commenced operations as of the date of this SAI, no financial statements are available for these Funds.

EXHIBIT A

PROXY VOTING POLICY FOR SECURE INVESTMENT MANAGEMENT, LLC

Rule 206(4)-6 and rule amendments under the Advisers Act addresses an investment advisor’s fiduciary obligation to its Clients when the adviser has authority to vote their proxies.

Statement of Policy

SIM as a matter of policy and practice has no authority to vote proxies on behalf of its advisory Clients, except mutual funds in which SIM serves as investment advisor. SIM may offer assistance as to proxy matters upon a Client’s request, but the Client always retains the proxy voting responsibility. (The policy with respect to voting proxies for its mutual fund Clients is described below.)

SIM discloses its proxy voting policy in SIM’s Disclosure Document. Moreover, Secure Investment Management’s advisory agreements provide that SIM has no proxy voting responsibilities and that the advisory Clients expressly retain such voting authority. SIM’s new Client information materials may also indicate that the advisory Clients retain proxy voting authority.

Clients may obtain a copy of SIM’s proxy voting policies and procedures upon their request.

Mutual Fund Clients

SIM will generally vote proxies for mutual funds in which SIM’s serves as the investment advisor unless required by applicable legal, regulatory or contractual requirements to pass such vote to the fund shareholders.

SIM will generally vote proxies in accordance with management recommendations as described below. SIM reserves the right to deviate from the general provisions contained within any part of this policy, and to vote against any issue regardless of the nature of the issue, if by doing so we protect the fund shareholders’ interest and value. In the event of such deviation, documentation regarding such vote will be maintained in SIM’s books and records.

➢	Routine Matters

On routine matters, SIM will support management and vote in accordance with the following:

●	In analyzing directors and boards, the policy we follow generally supports the election of incumbent and newly appointed directors except when a majority of the company’s directors are not independent or where a director fails to attend at least 75% of board and committee meetings. In a contested election we will vote in accordance with what we feel is in the best interests of shareholders.

●	Our policy will support auditor ratification;

●	We generally support management proposals on executive compensation including equity compensation plans, allowing management and board discretion to design and implement effective compensation programs. However, recognizing that at some point the dilutive effect of equity compensation plans can negatively affect overall shareholder returns, the guidelines will vote against plans that would result in total overhang greater than 25%. Similarly, our guidelines will support management advisory votes on compensation and will vote in favor of executive compensation arrangements in connection with merger transactions with the belief that an independent compensation committee is in the best position to design an appropriate compensation program for the company. Further, we follow management’s recommendation for proposals on the frequency of such advisory votes;

●	We recognize that having sufficient available authorized common and preferred shares allows companies flexibility to take advantage of rapidly developing opportunities as well as to effectively operate the business. Therefore, we will support proposals to increase both common and preferred shares;

●	We will generally support proposals relating to treatment of shareholders and changes to corporate structure except for management proposals to classify the board of directors which we will vote against to preserve director accountability;

●	We will undertake a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We will examine the process used to negotiate the transaction as well as the terms of the transaction in making the vote recommendation. We will vote in accordance with our belief in what is in the best interests of shareholders on mergers, acquisitions, and other financing transactions; and

●	We will vote against shareholder proposals not supported by management, thereby allowing management and the board discretion to address issues generally raised by shareholder proponents, including those relating to governance, compensation, environmental, and social issues.

➢	Voting Procedures

Proxy statements are to be reviewed and voted by the mutual fund’s portfolio manager/s or another designated person. A record will be made and maintained of all votes. SIM reserves the right to vote contrary to its stated policy if it believes in its sole opinion that to do so would be in the best interests of its Clients and fund shareholders.

SIM may abstain from voting a proxy if it concludes that the effect on the Fund shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant. SIM may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings. A record of reasons for any such abstention by SIM will be maintained.

➢	Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the mutual fund’s shareholders. In the event that a material conflict of interest is identified or believed to exist, SIM will review such conflict with its Chief Compliance Officer.

SIM shall also maintain record of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

➢	Proxy Vote Record Retention

SIM shall maintain records of proxies voted in accordance with Section 204-2 of the Act, including proxy statements, and a record of each vote cast. SIM shall also keep a copy of its policies and procedures and each written request from a Client for proxy voting records and SIM’s written response to any Client request, either written or oral, for such records. All proxy voting records are to be retained for five years, with the first two years in the offices of SIM.

➢	Form N-PX Filing

SIM shall be responsible for ensuring that it maintains a complete proxy vote log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of SIM’s mutual fund(s) Clients:

●	the name of the issuer;

●	the exchange ticker symbol, if available;

●	the CUSIP number, if available;

●	the shareholder meeting date;

●	a brief identification of the matter voted on;

●	whether the matter was proposed by the issuer or a security holder;

●	whether SIM cast its vote on the matter;

●	how SIM cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and

●	whether SIM cast its vote for or against management.

SIM shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will timely submit the filings, generally prior to August 31 for the 12-month period ended June 30 each year.

Adopted: April 11, 2018

EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Last Amended: February 20, 2019

EXHIBIT C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:           August 2, 2013

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007 and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(d)(4)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(d)(5)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(6)	Investment Advisory Agreement between the Registrant and Mission Institutional Advisors, LLC dba Mission Funds Advisers with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(d)(7)	Investment Sub-Advisory Agreement between Mission Institutional Advisors, LLC and Auour Investment, LLC with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(d)(8)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund and the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(d)(9)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(d)(10)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(d)(11)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(12)	Amended Investment Advisory Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund. (collectively the “Cboe Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(d)(13)	Investment Advisory Agreement between the Registrant and Systelligence, LLC with respect to The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“collectively “The E-Valuator Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(d)(14)	Amended Investment Advisory Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM U.S Managed Accumulation Fund, SIM Global Managed Accumulation Fund and SIM Income Fund (“the SIM Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(d)(15)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(16)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(17)	Interim Investment Advisory Agreement between the Registrant and Third Avenue Management Services Group, LLC with respect to the Third Avenue Real Estate Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(d)(18)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(e)(1)	Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(e)(2)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Union Street Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 208 on Form N-1A filed on January 30, 2017.

(e)(3)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on January 30, 2017.

(e)(4)	Schedule A to the Principal Underwriter Agreement dated August 29, 2019 between the Registrant and First Dominion Capital Corp. with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(e)(5)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(e)(6)	Amended Schedule A dated November 14, 2017 to the Principal Underwriter Agreement between the Registrant and First Dominion Capital Corp. with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(e)(7)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the REMS International Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS Real Estate Value-Opportunity Fund (collectively the “REMS Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on April 29, 2016.

(e)(8)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (collectively the “DGHM Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(e)(9)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(e)(10)	Schedule A to the Principal Underwriter Agreement dated August 24, 2016 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest Enhanced Growth Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(e)(11)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(e)(12)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(e)(13)	Principal Underwriter Agreement dated August 31, 2019 between the Registrant and First Dominion Capital Corp with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(e)(14)	Amended Principal Underwriter Agreement dated May 16, 2018 between the Registrant and First Dominion Capital Corp with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(e)(15)	Schedule A to the Principal Underwriter Agreement dated February 20, 2019 between the Registrant and First Dominion Capital Corp. with respect to the OTG Latin American Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(e)(16)	Schedule A to the Principal Underwriter Agreement dated February 20, 2019 between the Registrant and First Dominion Capital Corp. with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(e)(17)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC (To be Filed by Amendment).

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(g)(5)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(6)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(g)(7)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(g)(8)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(h)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(h)(4)	Fund Services Agreement dated September 20, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(h)(5)	Fund Services Agreement dated January 1, 2016 and Amended March 1, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REMS Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(h)(6)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(7)	Amended Fund Services Agreement dated March 1, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 224 on Form N-1A filed on June 28, 2017.

(h)(8)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(h)(9)	Exhibit A to the Fund Services Agreement dated August 24, 2016 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(10)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(11)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 342 on Form N-1A filed on June 28, 2019.

(h)(12)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(13)	Fund Services Agreement dated April 24, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(h)(14)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(15)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(16)	Amended and Restated Schedule A dated October 31, 2014 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(h)(17)	Amended and Restated Schedule A dated February 29, 2016 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(18)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(h)(19)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(h)(20)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(h)(21)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(h)(22)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund, REMS Real Estate Value-Opportunity Fund and REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 358 on Form N-1A filed on April 29, 2020.

(h)(23)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(24)	Expense Limitation Agreement between the Registrant and Mission Institutional Advisors, LLC with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(h)(25)	Expense Limitation Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(h)(26)	Amended Expense Limitation Agreement between the Registrant and Systelligence, LLC, with respect to The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(h)(27)	Amended Expense Limitation Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(h)(28)	Expense Limitation Agreement between the Registrant and Strategic Asset
Management, Ltd. with respect to the OTG Latin America is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(29)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 364 on Form N-1A filed on July 29, 2020.

(h)(30)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(h)(31)	Interim Expense Limitation Agreement between the Registrant and Third Avenue Management LLC with respect to the Third Avenue International Real Estate Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(h)(32)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(h)(33)	Shareholder Services Plan, dated August 2, 2013 as amended April 21, 2016, with respect to Investor Class Shares of the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(h)(34)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(35)	Shareholder Services Plan, dated April 21, 2016, with respect to the Cboe Vest Family of Funds Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(h)(36)	Shareholder Services Plan, dated August 24, 2016, with respect to the Cboe Vest Enhanced Growth Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(37)	Amended Shareholder Services Plan, dated July 14, 2017, with respect to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares, Class C Shares, Institutional and Investor Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(38)	Amended Shareholder Services Plan with respect to the REMS Real Estate Income 50/50 Fund, REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 225 on Form N-1A filed on June 30, 2017.

(h)(39)	Amended Shareholder Services Plan with respect to The E-Valuator Funds is herein incorporated by reference form the Registrant’s Post-Effective Amendment No. 376 on Form N-1A on January 28, 2021.

(h)(40)	Shareholder Services Plan, dated September 20, 2017, with respect to the Mission-Auour Risk-Managed Global Equity Fund Class A Shares, Institutional Shares and Investor Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(h)(41)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(42)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares (To be Filed by Amendment).

(h)(43)	Administrative Services Agreement dated April 18, 2018, with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 306 on Form N-1A filed on July 30, 2018.

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(i)(5)	Opinion and Consent of Legal Counsel for DGHM V2000 Small Cap Value Fund, is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(6)	Consent of Legal Counsel for DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(i)(7)	Opinion and Consent of Legal Counsel for DGHM MicroCap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(i)(8)	Consent of Legal Counsel for Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(9)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(10)	Opinion of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(11)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(i)(12)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(i)(13)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(i)(14)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(15)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 369 on Form N-1A filed on August 28, 2020.

(i)(16)	Consent of Legal Counsel for the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(i)(17)	Opinion and Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(18)	Opinion and Consent of Legal Counsel for REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(i)(19)	Opinion of Legal Counsel for REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed on January 28, 2015.

(i)(20)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 28, 2014.

(i)(21)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed on January 28, 2015.

(i)(22)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 358 on Form N-1A filed on April 29, 2020.

(i)(23)	Opinion of Legal Counsel for the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(i)(24)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(i)(25)	Consent of Legal Counsel for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(i)(26)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(i)(27)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(i)(28)	Opinion and Consent of Legal Counsel for Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(i)(29)	Consent of Legal Counsel for the Cboe Vest Family of Funds is herein incorporated by reference form the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(i)(30)	Opinion and Consent of Legal Counsel for Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(i)(31)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(i)(32)	Opinion and Consent of Legal Counsel for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(i)(33)	Consent of Legal Counsel for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 376 on Form N-1A filed on January 28, 2021.

(i)(34)	Opinion and Consent of Legal Counsel for the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 292 on Form N-1A filed on April 18, 2018.

(i)(35)	Consent of Legal Counsel for SIM Funds (Filed herewith).

(i)(36)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.

(i)(37)	Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(i)(38)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(i)(39)	Consent of Legal Counsel for the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 364 on Form N-1A filed on July 29, 2020.

(i)(40)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(j)(1)	Consent of Independent Public Accountants for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(j)(2)	Consent of Independent Public Accountants for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(j)(3)	Consent of Independent Public Accountants for DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(j)(4)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(j)(5)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 224 on Form N-1A filed on June 28, 2017.

(j)(6)	Consent of Independent Public Accountants for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 358 on Form N-1A filed on April 29, 2020.

(j)(7)	Consent of Independent Registered Public Accounting Firm for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(j)(8)	Consent of Independent Registered Public Accounting firm for the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(j)(9)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(j)(10)	Consent of Independent Registered Public Accounting firm for the Cboe Vest Family of Funds is herein incorporated by reference form the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(j)(11)	Consent of Independent Registered Public Accounting firm for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 376 on Form N-1A filed on January 28, 2021.

(j)(12)	Consent of Independent Registered Public Accounting firm for SIM Funds (Filed herewith).

(j)(13)	Consent of Independent Registered Public Accounting firm for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(j)(14)	Consent of Independent Registered Public Accounting firm for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 364 on Form N-1A filed on July 29, 2020.

(j)(15)	Consent of Independent Registered Public Accounting firm for the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the Investor Class Shares and Class C Shares of the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Class A Shares and Class C Shares of the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(m)(6)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2017, for the Platform Class Shares of the REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 225 on Form N-1A filed on June 30, 2017.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1, dated November 10, 2015, for the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1, dated August 29, 2019, for the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, dated July 6, 2016, for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(m)(12)	Distribution Plan Pursuant to Rule 12b-1, dated August 24, 2016, for the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(m)(13)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(m)(14)	Distribution Plan Pursuant to Rule 12b-1, dated April 21, 2016, for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(m)(15)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(n)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(n)(2)	Rule 18f-3 Multiple Class Plan for the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 224 on Form N-1A filed on June 28, 2017.

(n)(3)	Rule 18f-3 Multiple Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(4)	Rule 18f-3 Multiple Class Plan for the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(n)(5)	Amended Rule 18f-3 Multiple Class Plan for the REMS Real Estate Income 50/50 Fund, REMS International Real Estate Value-Opportunity Fund and the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 284 on Form N-1A filed on February 23, 2018.

(n)(6)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(8)	Rule 18f-3 Multiple Class Plan for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on February 28, 2018.

(n)(9)	Rule 18f-3 Multiple Class Plan for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(n)(10)	Rule 18f-3 Multiple Class Plan for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(p)(2)	Code of Ethics for Principal Underwriter is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(p)(3)	Code of Ethics for Union Street Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(4)	Code of Ethics for McGinn Investment Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(p)(5)	Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(6)	Code of Ethics for Real Estate Management Services Group, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(p)(7)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(p)(8)	Code of Ethics for Mission Institutional Advisors, LLC dba Mission Funds Advisors is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(p)(9)	Code of Ethics for Auour Investments, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(p)(10)	Code of Ethics for Dalton, Greiner, Hartman, Maher & Co., LLC, is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(p)(11)	Code of Ethics for Strategic Asset Management, Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(p)(12)	Code of Ethics for Clifford Capital Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(p)(13)	Code of Ethics for Cboe Vest Financial LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(p)(14)	Code of Ethics for Systelligence, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(p)(15)	Code of Ethics for Secure Investment Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 292 on Form N-1A filed on April 18, 2018.

(p)(16)	Code of Ethics for Rule One Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(p)(17)	Code of Ethics for Third Avenue Management, LLC (To be Filed by Amendment)

(p)(18)	Code of Ethics for Kanen Wealth Management, LLC (To be Filed by Amendment)

(q)	Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

Item 29. Persons Controlled By or Under Common Control With Registrant

    None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Dalton, Greiner, Hartman, Maher & Co., LLC	801-62895
Perkins Capital Management, Inc.	801-22888
Real Estate Management Services Group, LLC	801-61061
Mission Institutional Advisors, LLC dba Mission Funds Advisors	801-111759
Auour Investments, LLC	801-80544
Applied Finance Advisors, LLC	801-66461
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
Cboe Vest Financial LLC	801-77463
Systelligence, LLC	801-107695
Secure Investment Management, LLC	801-80752
Rule One Partners, LLC	801-114860
Third Avenue Management LLC	801-27792
Kanen Wealth Management, LLC	801-116998

Item 32. Principal Underwriters

a)	Not applicable.

b)	First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

c)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, Virginia 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

d)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

e)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, Minnesota 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

f)	Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, New York 10017 (records relating to its function as the investment adviser to the DGHM MicroCap Fund).

g)	Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, Florida 34102-6407 (records relating to its function as the investment adviser to REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund).

h)	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as the investment adviser to the Applied Finance Funds).

i)	Mission Institutional Advisors, LLC dba Mission Funds Advisors, 5956 Sherry Lane, Suite 1000, Dallas, Texas 75225 (records relating to its function as the investment adviser to the Mission-Auour Risk-Managed Global Equity Fund).

j)	Auour Investments, LLC, 162 Main Street, Suite 2, Wenham, Massachusetts 01984 (records relating to its function as sub-adviser to the Mission-Auour Risk-Managed Global Equity Fund).

k)	Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the OTG Latin America Fund).

l)	Clifford Capital Partners, LLC, 395 S. Main Street, #203 Alpine, Utah 84020 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund).

m)	Cboe Vest Financial LLC, 1765 Greensboro Station Place, 9th Floor, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Cboe Vest Family of Funds).

n)	Systelligence, LLC, 7760 France Avenue South, Suite 620, Bloomington, Minnesota 55435 (records relating to its function as the investment adviser to The E-Valuator Funds).

o)	Secure Investment Management, LLC, 3067 W Ina Road, Suite 125, Tucson, Arizona 85741 (records relating to its function as the investment adviser to the SIM Funds).

p)	Rule One Partners, LLC, 891 Bear Creek Road, Moreland, Georgia 30259, (records relating to its function as the investment adviser to the Rule One Fund).
q)

Third Avenue Management, LLC, 622 Third Avenue, 32nd Floor, New York, NY 10017-6715 (records relating to its function as the investment adviser to the Third Avenue International Real Estate Value Fund).

r)	Kanen Wealth Management, LLC, 5850 Coral Ridge Drive, Suite 309, Coral Springs, FL 33076 (records relating to its function as the investment adviser to the Philotimo Focused Growth and Income Fund).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 381 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 1st day of March, 2021.

WORLD FUNDS TRUST

By: /s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 381 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	March 1, 2021

*Mary Lou H. Ivey	Trustee	March 1, 2021

*Theo H. Pitt, Jr.	Trustee	March 1, 2021

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	March 1, 2021

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	March 1, 2021

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(i)(35)	Consent of Legal Counsel for SIM Funds

(j)(12)	Consent of Independent Registered Public Accounting firm for SIM Funds